UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

EMERGING MARKETS EQUITY FUND

FORM N-Q

JANUARY 31, 2009

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND
Schedule of Investments (unaudited)	January 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 89.2%
Brazil - 13.6%
56,641	Acucar Guarani SA *	$51,303
7,400	Banco Itau Holding Financeira SA, ADR	74,296
160,900	BM&F BOVESPA SA	464,275
91,800	Companhia Vale do Rio Doce, ADR	1,114,452
34,093	Perdigao SA	470,552
59,472	Petroleo Brasileiro SA, ADR	1,288,163
33,601	Rodobens Negocios Imobiliarios SA	113,187
41,124	Tam SA, ADR	301,028
11,310	Unibanco-Uniao de Bancos Brasileiros SA, GDR	636,527
28,425	Usinas Siderurgicas de Minas Gerais SA	331,022

	Total Brazil	4,844,805

Canada - 1.1%
59,772	Gammon Gold Inc. *	391,507

Cayman Islands - 1.7%
314,990	China Mengniu Dairy Co., Ltd. (a)	416,461
802,000	KWG Property Holding Ltd. (a)	181,202

	Total Cayman Islands	597,663

China - 7.0%
1,342,000	China Construction Bank, Class H Shares (a)	655,930
1,076,000	China Petroleum & Chemical Corp., Class H Shares (a)	582,003
86,000	China Shenhua Energy Co., Ltd, Class H Shares (a)	184,316
457,000	Hidili Industry International Development Ltd. (a)	149,017
2,196,000	Industrial & Commercial Bank of China Ltd., Class H Shares (a)	933,740

	Total China	2,505,006

Hong Kong - 7.0%
123,500	China Mobile (Hong Kong) Ltd. (a)	1,114,026
382,000	China Resources Enterprise Ltd. (a)	550,107
442,000	China Unicom Ltd. (a)	408,655
163,000	Shanghai Industrial Holdings Ltd. (a)	412,643

	Total Hong Kong	2,485,431

India - 2.7%
19,700	Infosys Technologies Ltd., ADR	523,232
8,965	State Bank of India Ltd., GDR (a)	428,898

	Total India	952,130

Indonesia - 1.7%
52,000	Indo Tambangraya Megah PT (a)	44,639
347,500	PT Astra International Tbk (a)	388,984
2,405,500	PT Bumi Resources Tbk (a)	103,978
529,000	PT Indika Energy Tbk (a)*	58,074

	Total Indonesia	595,675

Israel - 0.9%
186,199	Bank Hapoalim Ltd. (a)*	336,107

Kazakhstan - 0.4%
30,930	Eurasian Natural Resources Corp. (a)	141,291

Malaysia - 0.6%
221,600	Genting Berhad (a)	224,042

Mexico - 7.5%
44,300	America Movil SAB de CV, Series L Shares, ADR	1,262,993
131,600	Banco Compartamos SA de CV	243,967
56,900	Cemex SA de CV, Participation Certificate, ADR *	443,251
371,276	Grupo Financiero Banorte SAB de CV, Series O Shares	490,749

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

SHARES	SECURITY	VALUE
Mexico - 7.5% (continued)
209,400	Urbi, Desarrollos Urbanos SA de CV *	$215,665

	Total Mexico	2,656,625

Pakistan - 0.0%
20,339	United Bank Ltd. (a)	8,916

Russia - 7.8%
78,067	Gazprom OAO, ADR	1,012,529
4,383	LUKOIL, ADR	143,631
45,592	Magnitogorsk Iron & Steel Works, GDR (b)	106,229
29,200	Mechel OAO, ADR	99,280
20,000	Mobile TeleSystems, ADR	426,000
16,521	NovaTek OAO, GDR (a)(b)	363,730
14,900	PIK Group, GDR (a)(b)*	8,474
109,604	Rosneft Oil Co., GDR *	340,868
593,860	Sberbank RF (a)	275,347

	Total Russia	2,776,088

South Africa - 8.7%
19,272	AngloGold Ashanti Ltd. (a)	545,726
85,241	Aveng Ltd. (a)	218,227
47,488	Gold Fields Ltd. (a)	501,274
34,728	Impala Platinum Holdings Ltd. (a)	397,975
76,160	MTN Group Ltd. (a)	721,839
70,219	Murray & Roberts Holdings Ltd. (a)	293,247
61,928	Standard Bank Group Ltd. (a)	426,795

	Total South Africa	3,105,083

South Korea - 8.6%
7,600	GS Engineering & Construction Corp. (a)	319,831
1,710	Hite Holdings Co., Ltd. (a)*	19,408
1,523	ORION Corp (a)	154,581
3,660	Samsung Electronics Co., Ltd. (a)	1,272,912
520	Samsung Electronics Co., Ltd., GDR (b)	91,260
12,582	Shinhan Financial Group Co., Ltd. (a)*	253,916
502	Shinsegae Co., Ltd. (a)*	159,761
1,639	SK Telecom Co., Ltd. (a)	244,537
32,700	SK Telecom Co., Ltd., ADR	534,645

	Total South Korea	3,050,851

Taiwan - 7.1%
444,516	Cathay Financial Holding Co., Ltd. (a)	437,435
112,000	Chunghwa Telecom Co., Ltd. (a)	169,626
16,600	High Tech Computer Corp. (a)	158,272
187,472	Hon Hai Precision Industry Co., Ltd. (a)	324,919
679,021	Taiwan Semiconductor Manufacturing Co., Ltd. (a)	820,600
498,074	Uni-President Enterprises Corp. (a)	383,999
661,000	Yuanta Financial Holding Co., Ltd. (a)	246,143

	Total Taiwan	2,540,994

Thailand - 4.9%
1,716,900	Asian Property Development Public Co., Ltd.	106,033
974,100	Italian-Thai Development Public Co., Ltd.	71,857
425,900	Kasikornbank Public Co., Ltd. (a)	546,210
20,100	Kasikornbank Public Co., Ltd., NVDR (a)	25,464
2,862,200	Land & Houses Public Co., Ltd., NVDR (a)	258,254
1,029,282	LPN Development Public Co., Ltd.	67,687
112,500	PTT Public Co., Ltd.	514,653
111,700	Siam Commercial Bank Public Co., Ltd.	166,073

	Total Thailand	1,756,231

Turkey - 3.4%
64,210	Turkcell Iletisim Hizmet AS (a)	341,546

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

SHARES	SECURITY	VALUE
Turkey - 3.4% (continued)
330,906	Turkiye Garanti Bankasi AS (a)*	$445,370
184,407	Turkiye Is Bankasi, Class C Shares (a)	406,753

	Total Turkey	1,193,669

United States - 4.5%
71,500	iShares MSCI Emerging Markets Index Fund	1,618,045

	TOTAL COMMON STOCKS (Cost - $46,580,702)	31,780,159

PREFERRED STOCKS - 1.5%
Brazil - 1.5%
124,000	Banco Panamericano SA	164,727
49,932	Tam SA	372,148

	TOTAL PREFERRED STOCKS (Cost - $1,281,748)	536,875

FACE AMOUNT
EQUITY LINKED NOTES - 4.3%
Jersey - 2.3%
$47,407	JPMorgan International Derivatives Ltd., 0.000% due 8/13/13 (a)(c)	177,776
4,935	JPMorgan International Derivatives Ltd. (Bharti Airtel Ltd.), 0.000% due 10/19/10 (a)(c)	63,563
92,554	JPMorgan International Derivatives Ltd. (Cairn India Ltd.), 0.000% due 1/11/11 (a)(c)	309,130
103,651	JPMorgan International Derivatives Ltd. (Indian Bank), 0.000% due 3/9/12 (a)(c)	258,091
12,406	JPMorgan International Derivatives Ltd. (IVCRL Infrastructure & Project Ltd.), 0.000% due 3/2/09 (a)(c)	27,666

	Total Jersey	836,226

Switzerland - 2.0%
18,887	UBS AG (Satyam Computer Services Ltd.), 0.000% due 4/5/10 (a)(c)	245,005
16,969	UBS AG London, 0.000% due 6/29/10 (a)(c)	458,618

	Total Switzerland	703,623

	TOTAL EQUITY LINKED NOTES (Cost - $2,418,842)	1,539,849

WARRANTS
WARRANTS - 0.3%
39,624	Aricom PLC, Expires 5/6/10*	589
7,000	Merrill Lynch International & Co. (Bharti Airtel Ltd.), Expires 3/17/11(a)(b)*	90,773

	TOTAL WARRANTS (Cost - $82,724)	91,362

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $50,364,016)	33,948,245

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND
Schedule of Investments (unaudited) (continued)	January 31, 2009

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 2.9%
Repurchase Agreement - 2.9%
$1,032,000	State Street Bank & Trust Co., dated 1/30/09, 0.010% due 2/2/09; Proceeds due at maturity - $1,032,001; (Fully collateralized by U.S. Treasury Bill, 0.000% due 7/16/09; Market value - $1,053,523) (Cost - $1,032,000)	1,032,000

	TOTAL INVESTMENTS - 98.2% (Cost - $51,396,016#)	34,980,245
	Other Assets in Excess of Liabilities - 1.8%	629,981

	TOTAL NET ASSETS - 100.0%	$35,610,226

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Equity-linked security whereby the coupon, dividend and or redemption amount is linked to the price of an underlying equity security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt

Summary of Investments by Sector **

Financials	27.6%
Telecommunication Services	14.9
Energy	13.2
Materials	12.1
Information Technology	9.8
Industrials	6.2
Exchange Traded Funds	4.6
Consumer Staples	4.3
Consumer Discretionary	4.3
Short-Term Investment	3.0
100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2009 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Emerging Markets Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	January 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$34,980,245	$14,252,423	$20,727,822	$—

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Equity Linked Notes. Equity-linked notes, or ELNs, are debt securities that pay interest based upon the performance of one or more equity securities, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying equity securities, often subject to a cap on the interest payable. ELNs are typically considered more conservative investments than investments in the equity securities to which they are linked, as ELNs generally provide for the repayment at maturity of the principal amount invested, plus interest (if any). However, in addition to the credit and market risks applicable to debt securities, ELNs are subject to the risk that an investor will receive less than the prevailing rate of interest if the value of the relevant equity securities decline or fail to increase sufficiently.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,415,938
Gross unrealized depreciation	(17,831,709)

Net unrealized depreciation	$(16,415,771)

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 24, 2009

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	March 24, 2009